UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
     13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:    March 31, 1999


Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN   VA   22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

JOHN P. GIBBONS
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-4200

      The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 17th day of May, 1999.


                           FEDERAL HOME LOAN MORTGAGE CORPORATION


                           By: /s/ John P. Gibbons
                              ------------------------
                              John P. Gibbons
                              Executive Vice President
                                 and Chief Financial Officer